Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2024 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2024, the Fund owned 5.2% of Tax-Managed Growth Portfolio's outstanding interests, 49.4% of Tax-Managed International Equity Portfolio's outstanding interests, 44.7% of Tax-Managed Multi-Cap Growth Portfolio's outstanding interests, 35.1% of Tax-Managed Small-Cap Portfolio's outstanding interests and 19.8% of Tax-Managed Value Portfolio's outstanding interests. The Fund's Portfolio of Investments at July 31, 2024 is set forth below.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 96.8%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $86,978,286)	$296,373,166
Tax-Managed International Equity Portfolio (identified cost, $29,577,400)	36,902,674
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $37,482,313)	120,348,359
Tax-Managed Small-Cap Portfolio (identified cost, $57,702,298)	72,480,990
Tax-Managed Value Portfolio (identified cost, $114,659,825)	200,751,625
Total Investments in Affiliated Portfolios (identified cost $326,400,122)	$726,856,814

Debt Obligations — 2.9%(1)
Security	Principal Amount (000's omitted)	Value
Banks — 1.8%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(2)(3)	$600	$ 648,434
Banco Davivienda SA, 6.65% to 4/22/31(2)(3)(4)	200	154,815
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 10/14/30(2)(3)(4)	600	617,631
Banco Santander SA, 9.625% to 5/21/33(2)(3)	400	457,544
Bank of America Corp., Series TT, 6.125% to 4/27/27(2)(3)	425	426,832
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(3)	563	580,898
Bank of Nova Scotia, 4.90% to 6/4/25(2)(3)	775	762,911
Barclays PLC:
6.125% to 12/15/25(2)(3)	471	465,563
8.00% to 3/15/29(2)(3)	526	541,542
BNP Paribas SA:
4.625% to 2/25/31(2)(3)(4)	203	170,530
7.75% to 8/16/29(2)(3)(4)	235	242,637
Citigroup, Inc., Series W, 4.00% to 12/10/25(2)(3)	1,038	996,292
Farm Credit Bank of Texas, 7.75% to 6/15/29(2)(3)	429	437,909
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(2)(3)	395	380,323
ING Groep NV, 6.50% to 4/16/25(2)(3)	243	242,383
KeyCorp, Series D, 5.00% to 9/15/26(2)(3)	975	893,767
NatWest Group PLC:
4.60% to 6/28/31(2)(3)	200	164,425
6.00% to 12/29/25(2)(3)	229	226,617
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(2)(3)	800	790,722
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(3)	330	343,543
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Societe Generale SA:
5.375% to 11/18/30(2)(3)(4)	$506	$ 422,468
9.375% to 11/22/27(2)(3)(4)	200	205,633
State Street Corp., Series J, 6.70% to 9/15/29(2)(3)	230	230,280
Swedbank AB, Series NC5, 5.625% to 9/17/24(2)(3)(5)	400	399,900
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(3)	775	809,952
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(2)(3)	125	122,828
Series Q, 5.10% to 3/1/30(2)(3)	134	125,826
UBS Group AG:
4.375% to 2/10/31(2)(3)(4)	419	351,099
6.875% to 8/7/25(2)(3)(5)	348	347,348
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(2)(3)	984	944,494
		$ 13,505,146
Capital Markets — 0.1%
Charles Schwab Corp.:
Series G, 5.375% to 6/1/25(2)(3)	$651	$ 645,009
Series I, 4.00% to 6/1/26(2)(3)	467	436,687
		$ 1,081,696
Diversified Financial Services — 0.2%
Air Lease Corp., Series B, 4.65% to 6/15/26(2)(3)	$410	$ 396,777
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(3)(4)	914	895,720
Goldman Sachs Group, Inc., Series V, 4.125% to 11/10/26(2)(3)	143	134,059
		$ 1,426,556
Electric Utilities — 0.2%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(2)(3)	$583	$ 556,166
Edison International, Series B, 5.00% to 12/15/26(2)(3)	199	191,747
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)	450	449,325
Sempra, 4.125% to 1/1/27, 4/1/52(3)	581	538,995
		$ 1,736,233
Financial Services — 0.0%(6)
Ally Financial, Inc., Series B, 4.70% to 5/15/26(2)(3)	$260	$ 239,183
		$ 239,183
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(2)(4)	$824	$ 732,330
		$ 732,330

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(3)	$408	$ 373,384
		$ 373,384
Insurance — 0.2%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(4)	$628	$ 587,979
QBE Insurance Group Ltd., 5.875% to 5/12/25(2)(3)(4)	1,004	997,239
		$ 1,585,218
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(3)	$606	$ 637,060
Energy Transfer LP, Series B, 6.625% to 2/15/28(2)(3)	359	353,314
		$ 990,374
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(4)	$450	$ 436,593
		$ 436,593
Total Debt Obligations (identified cost $22,186,323)		$ 22,106,713

Preferred Stocks — 0.2%
Security	Shares	Value
Banks — 0.0%(6)
Citizens Financial Group, Inc., 7.375%	4,798	$ 122,637
		$ 122,637
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	17,551	$ 273,971
7.25%	4,870	122,237
SCE Trust III, Series H, 8.591% to 8/30/24(3)	5,575	140,434
SCE Trust IV, Series J, 5.375% to 9/15/25(3)	2,004	48,016
		$ 584,658
Insurance — 0.1%
American National Group, Inc., Series B, 6.625% to 9/1/25(3)	12,717	$ 316,018
Security	Shares	Value
Insurance (continued)
Athene Holding Ltd., Series C, 6.375% to 6/30/25(3)	9,631	$ 239,041
		$ 555,059
Total Preferred Stocks (identified cost $1,381,379)		$ 1,262,354

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(7)	525,578	$ 525,578
Total Short-Term Investments (identified cost $525,578)		$ 525,578
Total Investments — 100.0% (identified cost $350,493,402)		$750,751,459
Other Assets, Less Liabilities — (0.0)%(6)		$ (81,808)
Net Assets — 100.0%		$750,669,651
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $5,814,674 or 0.8% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $747,248 or 0.1% of the Fund's net assets.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

The Fund did not have any open derivative instruments at July 31, 2024.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $525,578, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$0	$1,570,247	$(1,044,669)	$ —	$ —	$525,578	$5,190	525,578
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$726,856,814	$ —	$ —	$726,856,814
Debt Obligations	—	22,106,713	—	22,106,713
Preferred Stocks	1,262,354	—	—	1,262,354
Short-Term Investments	525,578	—	—	525,578
Total Investments	$728,644,746	$22,106,713	$ —	$750,751,459
For  information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at July 31, 2024 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
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